Operating Leases	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Operating Leases

19. Operating Leases

The Company leases buildings and machinery and equipment under various lease agreements expiring on dates through 2039. Rental expense recorded for operating leases for the years ended December 31, 2013, 2012 and 2011 was $670,963, $617,195 and $601,070, respectively. For information regarding intercompany operating leases, see Note 3 a).

Future minimum rental payments under noncancelable operating leases for the five years succeeding December 31, 2013 and thereafter are:

2014	$609,521
2015	524,898
2016	456,143
2017	354,705
2018	277,940
Thereafter	1,002,340
3,225,547